Goodwill and intangible assets, net - Narrative (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]			Impairment of intangible assets and goodwill	Impairment of intangible assets and goodwill
Impairment of intangible assets			€ 30,000
Impairment of indefinite-lived intangible assets		€ 0	30,000	€ 14,200
Accumulated impairment losses of goodwill		494,200	494,200
Amortization of intangible assets	[1]	€ 1,792	€ 23	€ 135
Partnership and other agreements
Goodwill [Line Items]
Intangible asset, useful life (in years)		6 years
Finite-lived intangible asset, expected amortization, year one		€ 5,200
Finite-lived intangible asset, expected amortization, year two		5,200
Finite-lived intangible asset, expected amortization, year three		5,200
Finite-lived intangible asset, expected amortization, year four		5,200
Finite-lived intangible asset, expected amortization, year five		€ 5,200
Trademark/domain
Goodwill [Line Items]
Intangible asset, useful life (in years)		3 years
Finite-lived intangible asset, expected amortization, year one		€ 200
Finite-lived intangible asset, expected amortization, year two		200
Finite-lived intangible asset, expected amortization, year three		€ 100
Developed Europe
Goodwill [Line Items]
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]				Impairment of intangible assets and goodwill
Impairment of goodwill				€ 95,500
Americas
Goodwill [Line Items]
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]				Impairment of intangible assets and goodwill
Impairment of goodwill				€ 86,500

[1]

(2) Includes amortization as follows:
Amortization of internal use software and website development costs included in technology and content	€3,158	€3,185	€3,085
Amortization of acquired technology included in amortization of intangible assets	1,792	23	135